Azzad Ethical Fund
Investment Objective
Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Fees and Expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Azzad Ethical Fund
Redemption Fee (as a % of amount redeemed within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Azzad Ethical Fund
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver / Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Azzad Ethical Fund | USD ($)	101	315	571	1,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.80% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in common stocks of companies of all sizes that comply with the Adviser’s ethical investment restrictions. In addition, the Fund may purchase domestic and foreign stocks directly or through American Depository Receipts (ADRs). The Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Fund. The Adviser looks for companies of any market cap that it believes are reasonably priced with high forecasted earnings potential.

The Fund’s Subadviser, Ziegler Capital Management (“Ziegler”), assists the Adviser in managing the Fund’s portfolio by providing an investment model that the Adviser uses in managing the Fund’s investments and making recommendations regarding specific portfolio investments. The model consists primarily of mid cap domestic growth companies that Ziegler believes have demonstrated above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Although market caps are constantly changing, the Fund defines “medium-capitalization companies” as companies whose market capitalization is substantially similar to that of companies in the Russell Midcap® Index at the time of investment. As of May 29, 2015, the Russell Midcap Index included companies with market capitalizations between $2.42 billion and $28.7 billion.

Ziegler evaluates companies by combining a proprietary quantitative model that scores stocks with a fundamental evaluation that confirms the attractiveness of the top scoring stocks. This multi-factor model uses cash flow analysis to identify stocks that are trading at or below their fair market value. Ziegler believes that inflation adjusted returns and cash flow analysis provide the most accurate measure of a company’s value. The model, along with specific recommendations, are provided to the Adviser and implemented at the Adviser’s discretion. The Adviser conducts all trades for the Fund.

The essence of the Fund’s strategy is to invest in quality companies that share several attributes that the portfolio managers believe should result in capital appreciation over time: sustainable competitive advantages, promising fundamentals that allow for significant earnings growth, skilled management teams and solid financials including low debt.

To take advantage of market inefficiencies, the Fund may be actively traded. During these periods, the Fund may have a higher turnover rate.

The Adviser will decide which securities to purchase for the Fund. The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk. A security may also be sold when better risk/reward opportunities may be found in other stocks.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund also will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as World Bank bonds and U.S. Treasury bonds, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as certificates of deposit, bank notes or short term money market instruments that are not based on interest based lending arrangements.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies than diversified funds, exposing it to more volatility and/or market risk than diversified funds.

Principal Risks of Investing in the Fund

Although the Adviser makes every effort to achieve the Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

- Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large capitalization stocks. Small and medium cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

- The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

- The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies exposing it to more volatility and/or market risk than diversified funds. The Fund also generally avoids companies in certain economic sectors and its performance may suffer if these sectors outperform the overall stock market.

- Individual stocks in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

- Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

- Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

- The Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. As a result, the Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

- Certificates of deposit, bank notes and short-term money market instruments in which the Fund invests can fluctuate in value. Like other fixed income securities, they are subject to risk, including market and credit risk. They also may be subject to counterparty risk, which is the risk that the other party(s) to an agreement or a participant in a transaction, such as a bank, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction. To the extent that the Fund’s assets are deposited into short term money market instruments, it will be more difficult for the Fund to achieve its objective.

You should consider investing in the Fund if you are looking for long-term total return and are willing to accept the associated risks.

Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a calendar 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Annual Total Returns for the Years Ended December 31

For the period from 1-1-2015 through 9-30-2015, the total return for the Fund was -6.55% Best Quarter: ended 6-30-2009: +23.72% Worst Quarter: ended 12-31-2008: -25.23%
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Azzad Ethical Fund	1 Year	5 Years	10 Years
Azzad Ethical Fund	6.42%	14.60%	8.52%
Azzad Ethical Fund | After Taxes on Distributions	3.98%	12.94%	7.32%
Azzad Ethical Fund | After Taxes on Distributions and Sales	5.06%	11.38%	6.65%
Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.